Acquisitions and divestments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of acquisitions and divestments [Abstract]
Balance sheet Spectranetics [Text block]
Spectranetics
Balance sheet
in millions of EUR
2017
at acquisition date
Goodwill	1,255
Other intangible assets	674
Property, plant and equipment	69
Deferred tax assets	135
Inventories	38
Receivables and other current assets	42
Cash	53
Accounts payable and other payables	(49)
Deferred tax liabilities	(257)
Total assets and liabilities	1,960
Financed by equity	(1,960)

Other intangible assets Spectranetics [Text block]
Spectranetics
Other intangible assets
in millions of EUR unless otherwise stated
2017
	amount	amortization period in years
Customer relationships	372	20
Technology	297	15
Brand names	5	3
Total other intangible assets	674

Income statement Spectranetics pro forma [Text block]
Philips Group
Pro-forma Statements of income for Spectranetics acquisition (unaudited)
in millions of EUR
2017
	Philips Group	Pro forma adjustments	Pro-forma Philips Group
Sales	17,780	156	17,936
Net income	1,870	(40)	1,830